Compensation of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2020
Compensation Of Key Management Personnel [Abstract]
Schedule of key management personnel remuneration	Key management personnel remuneration consisted of the following:
($000s)	2020	2019
Salaries, incentives and short-term benefits	1,762	2,560
Share-based compensation	826	2,736
Total	2,588	5,296